Financial risk management - Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk management
Financial assets	€ 16,069	€ 14,829
Credit risk
Risk management
Contractual period of financial instruments	3 months	3 months
Financial instruments with call period less than three months	€ 424	€ 325
Call period of financial instruments	3 months	3 months
Restricted investments	€ 119	€ 107
Cash | Credit risk
Risk management
Financial assets	2,888	2,781
Cash | AA+ to AA- | Credit risk
Risk management
Financial assets	1,073	895
Cash | A+ to A- | Credit risk
Risk management
Financial assets	1,534	1,685
Cash | BBB+ to BBB- | Credit risk
Risk management
Financial assets	180	106
Cash | BB+ to BB- | Credit risk
Risk management
Financial assets	44	36
Cash | B+ to B- | Credit risk
Risk management
Financial assets	25	26
Cash | CCC+ to CCC- | Credit risk
Risk management
Financial assets		3
Cash | Non-rated | Credit risk
Risk management
Financial assets	32	30
Trading securities | Credit risk
Risk management
Financial assets	9,268	8,061
Trading securities | Credit risk | Due within 3 months
Risk management
Financial assets	5,653	4,854
Trading securities | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	373	151
Trading securities | Credit risk | 1 to 3 years
Risk management
Financial assets	125	70
Trading securities | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	229	155
Trading securities | Credit risk | More than 5 years
Risk management
Financial assets		50
Trading securities | AAA | Credit risk
Risk management
Financial assets	1,819	1,411
Trading securities | AAA | Credit risk | Due within 3 months
Risk management
Financial assets	1,819	1,411
Trading securities | AA+ to AA- | Credit risk
Risk management
Financial assets	1,640	1,247
Trading securities | AA+ to AA- | Credit risk | Due within 3 months
Risk management
Financial assets	567	352
Trading securities | A+ to A- | Credit risk
Risk management
Financial assets	4,635	4,603
Trading securities | A+ to A- | Credit risk | Due within 3 months
Risk management
Financial assets	2,376	2,593
Trading securities | A+ to A- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	371	50
Trading securities | A+ to A- | Credit risk | 1 to 3 years
Risk management
Financial assets	125	70
Trading securities | A+ to A- | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	229	155
Trading securities | A+ to A- | Credit risk | More than 5 years
Risk management
Financial assets		50
Trading securities | BBB+ to BBB- | Credit risk
Risk management
Financial assets	1,061	696
Trading securities | BBB+ to BBB- | Credit risk | Due within 3 months
Risk management
Financial assets	879	490
Trading securities | BBB+ to BBB- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	2	100
Trading securities | BB+ to BB- | Credit risk
Risk management
Financial assets	44	37
Trading securities | BB+ to BB- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets		1
Trading securities | B+ to B- | Credit risk
Risk management
Financial assets	25	26
Trading securities | CCC+ to CCC- | Credit risk
Risk management
Financial assets		3
Trading securities | Non-rated | Credit risk
Risk management
Financial assets	44	38
Trading securities | Non-rated | Credit risk | Due within 3 months
Risk management
Financial assets	€ 12	€ 8